Convertible Notes Payable, Net - Schedule of Convertible Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable		$ 1,015
Less: debt issuance costs		(309)
Convertible notes payable, net		706
August 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable		515
December 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable		$ 500